Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Accounts receivable	$12,296,691	$6,292,469
Less: allowance for doubtful accounts	(259,555)	(39,280)
Accounts receivable, net	$12,037,136	$6,253,189

Schedule of Changes of Allowance for Doubtful Accounts

Changes of allowance for doubtful accounts for the years ended December 31, 2024 and 2023 were as follow:

	2024	2023
Beginning balance	$(39,280)	$(2,478)
Provision adjustment for accounts receivable	(224,534)	(36,972)
Exchange difference	4,259	170
Ending balance	$(259,555)	$(39,280)